Employee benefit obligations - Disclosure of Reconciliation of Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Beginning balance	€ 4,587
Changes in net defined benefit liability (asset) [abstract]
Ending balance	4,629	€ 4,587
Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	1,473
Changes in net defined benefit liability (asset) [abstract]
Ending balance	1,184	1,473
Present value of defined benefit obligation | Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	16,585	13,405
Changes in net defined benefit liability (asset) [abstract]
Current service cost	1,394	1,169
Interest expense	388	296
Contributions by employees	855	449
Gain from change in demographic assumptions	(6)	0
Loss from change in financial assumptions	288	898
Experience gain / (loss)	(340)	644
Past service cost	141	82
Benefits paid	(3,134)	(404)
Exchange differences	281	46
Ending balance	16,452	16,585
Plan assets | Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	(11,998)	(10,078)
Changes in net defined benefit liability (asset) [abstract]
Interest expense	(175)	(201)
Return on plan assets (excluding amounts included in net interest costs)	565	548
Contributions by employer	800	723
Contributions by employees	(855)	(449)
Benefits paid	2,888	199
Settlements	15	0
Exchange differences	(303)	(198)
Ending balance	€ (11,823)	€ (11,998)